January 23, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505
Attn: James O'Connor

Re:	MVC Capital, Inc.
Pre-Effective Amendment No. 1 to the Registration Statement on
Form N-2 (File No. 333-184803)

Dear Mr. O'Connor:

On behalf of MVC Capital, Inc. (the "Fund"), transmitted for filing with the Securities and Exchange Commission is Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the "Amendment").  The Amendment is being filed in order to update certain financial and other information contained therein.

Please call me at 212-715-9522 if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ George M. Silfen
George M. Silfen